Investment in Available for Sale Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Nov. 30, 2014	Dec. 31, 2014
Investments In And Advances To Affiliates [Line Items]
Investment in available-for-sale securities	$ 19,274		$ 19,274			$ 15,099
Unrealised holding loss	(634)		(634)			3,542
Other comprehensive income/ (loss)	1,901	$ 0	4,176	$ 0
Navios Midstream | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged					1,242,692
Investment in available-for-sale securities	$ 19,274		$ 19,274			$ 15,099